Borrowings - Financial Lease Liabilities Relate to the Acquisition of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross lease liabilities:
Gross lease liabilities	€ 66,085	€ 70,492	€ 75,394
Finance lease future interest payments	15,711	19,365	23,676
Finance lease Liabilities	50,374	51,127	51,718
Within one year [member]
Gross lease liabilities:
Lease liabilities	21,686	4,389	4,346
Finance lease future interest payments	3,034	3,693	3,898
Finance lease Liabilities	18,652	696	448
Between 1 and 5 years [member]
Gross lease liabilities:
Lease liabilities	26,719	29,625	31,904
Finance lease future interest payments	8,595	10,218	11,897
Finance lease Liabilities	18,124	19,407	20,007
After 5 years [member]
Gross lease liabilities:
Lease liabilities	17,680	36,478	39,144
Finance lease future interest payments	4,082	5,454	7,881
Finance lease Liabilities	€ 13,598	€ 31,024	€ 31,263